Goodwill and Intangible Assets - Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Cost	$ 52,498,000	$ 27,146,000
Accumulated Amortization	(26,219,000)	(21,836,000)
Accumulated Impairment	(3,468,000)	(3,468,000)
Net	22,811,000	1,842,000
Amortization expenses related to intangible assets	4,560,000	1,908,000	$ 3,564,000
Year Ended December 31
2018	5,728,000
2019	5,095,000
2020	5,092,000
2021	5,009,000
2022 and thereafter	1,322,000
Total expected amortization expense	22,246,000
Indefinite lived intangible assets
Indefinite lived intangible assets	$ 600,000
Minimum
Intangible assets
Estimated useful lives of intangible assets	1 year
Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
All Sure
Intangible assets
Impairment loss of acquired intangible assets	$ 0	3,500,000	$ 0
Technology
Intangible assets
Cost	36,859,000	15,698,000
Accumulated Amortization	(17,274,000)	(14,196,000)
Accumulated Impairment	(1,243,000)	(1,243,000)
Net	$ 18,342,000	$ 259,000
Technology | Minimum
Intangible assets
Estimated useful lives of intangible assets	1 year	1 year
Technology | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years	10 years
Software
Intangible assets
Cost	$ 1,861,000	$ 1,861,000
Accumulated Amortization	$ (1,861,000)	$ (1,861,000)
Software | Minimum
Intangible assets
Estimated useful lives of intangible assets	1 year	1 year
Software | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years	10 years
Games
Intangible assets
Cost	$ 1,688,000	$ 1,688,000
Accumulated Amortization	(1,308,000)	(979,000)
Net	$ 380,000	$ 709,000
Games | Minimum
Intangible assets
Estimated useful lives of intangible assets	1 year	1 year
Games | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years	10 years
Other
Intangible assets
Cost	$ 12,090,000	$ 7,899,000
Accumulated Amortization	(5,776,000)	(4,800,000)
Accumulated Impairment	(2,225,000)	(2,225,000)
Net	$ 4,089,000	$ 874,000
Other | Minimum
Intangible assets
Estimated useful lives of intangible assets	1 year	1 year
Other | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years	10 years